UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SMALL CAP STOCK FUND
OCTOBER 31, 2012

                                                                      (Form N-Q)

48456-1212                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SMALL CAP STOCK FUND
October 31, 2012 (unaudited)

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            COMMON STOCKS (95.4%)

            CONSUMER DISCRETIONARY (14.8%)
            ------------------------------
            ADVERTISING (0.8%)
   224,500  Arbitron, Inc.                                                            $     8,163
                                                                                      -----------
            APPAREL RETAIL (2.9%)
   329,100  Ascena Retail Group, Inc.*                                                      6,516
   356,854  Cato Corp. "A"                                                                 10,128
    56,200  Chico's FAS, Inc.                                                               1,045
    17,400  DSW, Inc. "A"                                                                   1,089
    25,000  Francescas Holdings Corp.*                                                        738
   358,450  Stage Stores, Inc.                                                              8,782
                                                                                      -----------
                                                                                           28,298
                                                                                      -----------
            APPAREL, ACCESSORIES & LUXURY GOODS (2.3%)
    23,800  Carter's, Inc.*                                                                 1,287
     2,500  Fossil, Inc.*                                                                     218
   225,100  Hanesbrands, Inc.*                                                              7,534
    18,400  Lululemon Athletica, Inc.*                                                      1,270
    11,400  Oxford Industries, Inc.                                                           632
    86,300  Vera Bradley, Inc.*                                                             2,572
   122,000  Warnaco Group, Inc.*                                                            8,611
                                                                                      -----------
                                                                                           22,124
                                                                                      -----------
            AUTO PARTS & EQUIPMENT (0.1%)
   107,300  Modine Manufacturing Co.*                                                         730
                                                                                      -----------
            AUTOMOTIVE RETAIL (0.2%)
    51,200  Monro Muffler Brake, Inc.                                                       1,737
     2,900  O'Reilly Automotive, Inc.*                                                        248
                                                                                      -----------
                                                                                            1,985
                                                                                      -----------
            BROADCASTING (0.1%)
   105,700  Pandora Media, Inc.*                                                              887
                                                                                      -----------
            CASINOS & GAMING (0.5%)
   310,900  WMS Industries, Inc.*                                                           5,108
                                                                                      -----------
            CONSUMER ELECTRONICS (0.7%)
   145,300  Harman International Industries, Inc.                                           6,092
   116,300  ZAGG, Inc.*                                                                       835
                                                                                      -----------
                                                                                            6,927
                                                                                      -----------
            EDUCATION SERVICES (0.2%)
    36,250  American Public Education, Inc.*                                                1,321
     5,100  Grand Canyon Education, Inc.*                                                     111
    32,900  K12, Inc.*                                                                        673
                                                                                      -----------
                                                                                            2,105
                                                                                      -----------
            FOOTWEAR (0.7%)
   124,600  Crocs, Inc.*                                                                    1,570
    56,800  Deckers Outdoor Corp.*                                                          1,626

================================================================================

1  | USAA Small Cap Stock Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
    73,000  Steven Madden Ltd.*                                                       $     3,133
                                                                                      -----------
                                                                                            6,329
                                                                                      -----------
            GENERAL MERCHANDISE STORES (0.6%)
   427,500  Fred's, Inc. "A"                                                                5,793
                                                                                      -----------
            HOMEBUILDING (0.1%)
    15,400  KB Home                                                                           246
     6,700  Meritage Homes Corp.*                                                             248
     7,100  Ryland Group, Inc.                                                                240
    21,400  Standard Pacific Corp.*                                                           148
                                                                                      -----------
                                                                                              882
                                                                                      -----------
            HOMEFURNISHING RETAIL (0.3%)
    79,900  Aaron's, Inc.                                                                   2,463
                                                                                      -----------
            HOTELS, RESORTS & CRUISE LINES (0.2%)
    67,200  Choice Hotels International, Inc.                                               2,103
                                                                                      -----------
            HOUSEHOLD APPLIANCES (0.8%)
   249,900  Helen of Troy Ltd.*                                                             7,552
                                                                                      -----------
            LEISURE PRODUCTS (0.3%)
   119,300  Black Diamond, Inc.*                                                            1,133
    78,200  Brunswick Corp.                                                                 1,845
                                                                                      -----------
                                                                                            2,978
                                                                                      -----------
            MOVIES & ENTERTAINMENT (0.2%)
    53,600  Cinemark Holdings, Inc.                                                         1,323
    32,200  IMAX Corp.*                                                                       728
                                                                                      -----------
                                                                                            2,051
                                                                                      -----------
            RESTAURANTS (1.6%)
    26,600  BJ's Restaurants, Inc.*                                                           879
    18,800  Buffalo Wild Wings, Inc.*                                                       1,428
   104,500  Caribou Coffee Co., Inc.*                                                       1,251
   203,600  CEC Entertainment, Inc.                                                         6,312
 1,372,000  Wendy's Co.                                                                     5,858
                                                                                      -----------
                                                                                           15,728
                                                                                      -----------
            SPECIALIZED CONSUMER SERVICES (1.7%)
    44,900  Coinstar, Inc.*                                                                 2,108
   209,221  Matthews International Corp. "A"                                                6,019
   202,000  Sotheby's Holdings, Inc. "A"                                                    6,288
    43,300  Steiner Leisure Ltd.*                                                           1,902
                                                                                      -----------
                                                                                           16,317
                                                                                      -----------
            SPECIALTY STORES (0.5%)
    86,239  MarineMax, Inc.*                                                                  710
    41,600  Tiffany & Co.                                                                   2,630
    12,000  Ulta Salon, Cosmetics & Fragrance, Inc.                                         1,106
                                                                                      -----------
                                                                                            4,446
                                                                                      -----------
            Total Consumer Discretionary                                                  142,969
                                                                                      -----------
            CONSUMER STAPLES (3.5%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.5%)
   184,000  Fresh Del Monte Produce, Inc.                                                   4,631
                                                                                      -----------
            BREWERS (0.1%)
    10,000  Boston Beer Co., Inc. "A"*                                                      1,076
                                                                                      -----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
   150,000  Scotts Miracle-Gro Co. "A"                                                      6,422
                                                                                      -----------
            FOOD RETAIL (0.8%)
   145,108  Casey's General Stores, Inc.                                                    7,480

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
     4,100  Susser Holdings Corp.*                                                    $       148
                                                                                      -----------
                                                                                            7,628
                                                                                      -----------
            HYPERMARKETS & SUPER CENTERS (0.2%)
    28,700  PriceSmart, Inc.                                                                2,382
                                                                                      -----------
            PACKAGED FOODS & MEAT (1.1%)
    40,764  Calavo Growers, Inc.                                                              962
    98,300  Post Holdings, Inc.                                                             3,101
   130,000  TreeHouse Foods, Inc.*                                                          6,962
                                                                                      -----------
                                                                                           11,025
                                                                                      -----------
            SOFT DRINKS (0.1%)
    14,000  Monster Beverage Corp.*                                                           625
                                                                                      -----------
            Total Consumer Staples                                                         33,789
                                                                                      -----------
            ENERGY (5.3%)
            -------------
            COAL & CONSUMABLE FUELS (0.0%)
    11,700  Alpha Natural Resources, Inc.*                                                    100
    20,700  James River Coal Co.*                                                             104
                                                                                      -----------
                                                                                              204
                                                                                      -----------
            OIL & GAS DRILLING (0.8%)
   154,500  Atwood Oceanics, Inc.*                                                          7,385
                                                                                      -----------
            OIL & GAS EQUIPMENT & SERVICES (2.6%)
    10,800  Basic Energy Services, Inc.*                                                      112
    94,900  Bristow Group, Inc.                                                             4,737
   318,000  C&J Energy Services, Inc.*                                                      6,163
   130,100  Key Energy Services, Inc.*                                                        851
   116,000  Lufkin Industries, Inc.                                                         5,801
     4,700  Mitcham Industries, Inc.*                                                          64
    19,100  Oceaneering International, Inc.                                                 1,000
    66,469  Seacor Holdings, Inc.*                                                          5,830
    22,500  Superior Energy Services, Inc.*                                                   457
                                                                                      -----------
                                                                                           25,015
                                                                                      -----------
            OIL & GAS EXPLORATION & PRODUCTION (1.6%)
   165,000  Berry Petroleum Co. "A"                                                         6,354
    18,500  Callon Petroleum Co.*                                                             106
    14,200  Energy XXI Ltd.                                                                   470
   260,887  Halcon Resources Corp.*                                                         1,688
    12,000  Kodiak Oil & Gas Corp.*                                                           111
     2,500  Oasis Petroleum, Inc.*                                                             73
   179,888  Penn Virginia Corp.                                                               813
   251,000  Stone Energy Corp.*                                                             5,921
    16,100  Triangle Petroleum Corp.*                                                         103
                                                                                      -----------
                                                                                           15,639
                                                                                      -----------
            OIL & GAS REFINING & MARKETING (0.1%)
    72,100  Clean Energy Fuels Corp.*                                                         826
                                                                                      -----------
            OIL & GAS STORAGE & TRANSPORTATION (0.2%)
   456,900  Scorpio Tankers, Inc.*                                                          2,490
                                                                                      -----------
            Total Energy                                                                   51,559
                                                                                      -----------
            FINANCIALS (14.1%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
   386,500  Ares Capital Corp.                                                              6,748
   199,986  Harris & Harris Group, Inc.*                                                      686
   108,028  Safeguard Scientifics, Inc.*                                                    1,712
                                                                                      -----------
                                                                                            9,146
                                                                                      -----------

================================================================================

3  | USAA Small Cap Stock Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            CONSUMER FINANCE (0.1%)
    27,800  Cash America International, Inc.                                          $     1,087
                                                                                      -----------
            LIFE & HEALTH INSURANCE (1.2%)
   403,000  American Equity Investment Life Insurance Co.                                   4,638
   250,800  Primerica, Inc.                                                                 7,088
                                                                                      -----------
                                                                                           11,726
                                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (2.2%)
   171,300  Amerisafe, Inc.*                                                                4,497
   203,000  Aspen Insurance Holdings Ltd.                                                   6,567
   269,734  Assured Guaranty Ltd.                                                           3,747
   176,000  Hanover Insurance Group, Inc.                                                   6,355
                                                                                      -----------
                                                                                           21,166
                                                                                      -----------
            REAL ESTATE SERVICES (0.1%)
    39,186  FirstService Corp.*                                                             1,130
                                                                                      -----------
            REGIONAL BANKS (6.1%)
   376,000  Cathay General Bancorp                                                          6,652
   624,654  First Busey Corp.                                                               2,949
   558,056  First Midwest Bancorp, Inc.                                                     6,903
   515,860  First Niagara Financial Group, Inc.                                             4,271
   126,900  Hancock Holding Co.                                                             4,009
   403,980  International Bancshares Corp.                                                  7,332
   205,100  MB Financial, Inc.                                                              4,155
   548,000  TCF Financial Corp.                                                             6,269
   489,000  Umpqua Holdings Corp.                                                           5,912
   350,100  Webster Financial Corp.                                                         7,702
    55,900  Westamerica Bancorp                                                             2,466
     9,900  Zions Bancorp                                                                     213
                                                                                      -----------
                                                                                           58,833
                                                                                      -----------
            REINSURANCE (0.6%)
   129,600  Platinum Underwriters Holdings Ltd.                                             5,754
                                                                                      -----------
            REITs - INDUSTRIAL (0.2%)
   139,617  STAG Industrial, Inc.                                                           2,418
                                                                                      -----------
            REITs - OFFICE (0.4%)
   130,500  Mack-Cali Realty Corp.                                                          3,392
                                                                                      -----------
            REITs - RESIDENTIAL (0.4%)
   363,616  Campus Crest Communities, Inc.                                                  4,032
                                                                                      -----------
            REITs - SPECIALIZED (0.7%)
   451,494  DiamondRock Hospitality Co.                                                     3,829
    74,650  MHI Hospitality Corp.                                                             273
   380,100  Summit Hotel Properties, Inc.                                                   3,140
                                                                                      -----------
                                                                                            7,242
                                                                                      -----------
            THRIFTS & MORTGAGE FINANCE (1.2%)
   239,729  Flushing Financial Corp.                                                        3,728
   623,200  Northwest Bancshares, Inc.                                                      7,416
                                                                                      -----------
                                                                                           11,144
                                                                                      -----------
            Total Financials                                                              137,070
                                                                                      -----------
            HEALTH CARE (12.7%)
            -------------------
            BIOTECHNOLOGY (1.7%)
    44,900  Aegerion Pharmaceuticals, Inc.*                                                 1,009
   116,800  Alkermes plc*                                                                   2,164
    49,400  BioMarin Pharmaceutical, Inc.*                                                  1,830
    49,200  Cubist Pharmaceuticals, Inc.*                                                   2,111
   108,841  DUSA Pharmaceuticals, Inc.*                                                       747
   189,100  Harvard Bioscience, Inc.*                                                         760

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
    90,400  Immunogen, Inc.*                                                          $     1,002
    43,900  Isis Pharmaceuticals, Inc.*                                                       380
   289,900  Nanosphere, Inc.*                                                                 907
    27,800  Onyx Pharmaceuticals, Inc.*                                                     2,178
    12,400  Regeneron Pharmaceuticals, Inc.*                                                1,765
    50,600  Seattle Genetics, Inc.*                                                         1,273
                                                                                      -----------
                                                                                           16,126
                                                                                      -----------
            HEALTH CARE DISTRIBUTORS (0.4%)
     4,400  MWI Veterinary Supply, Inc.*                                                      462
   111,000  PSS World Medical, Inc.*                                                        3,177
                                                                                      -----------
                                                                                            3,639
                                                                                      -----------
            HEALTH CARE EQUIPMENT (1.3%)
    90,962  Cutera, Inc.*                                                                     674
   117,000  Integra LifeSciences Holdings Corp.*                                            4,475
    45,001  LeMaitre Vascular, Inc.                                                           270
    68,840  Palomar Medical Technologies, Inc.*                                               594
   204,700  Solta Medical, Inc.*                                                              604
   148,200  Steris Corp.                                                                    5,278
   140,739  Syneron Medical Ltd.*                                                           1,306
                                                                                      -----------
                                                                                           13,201
                                                                                      -----------
            HEALTH CARE FACILITIES (1.5%)
    27,400  Acadia Healthcare Co., Inc.*                                                      564
   270,600  AmSurg Corp.*                                                                   7,717
   170,000  LifePoint Hospitals, Inc.*                                                      6,008
                                                                                      -----------
                                                                                           14,289
                                                                                      -----------
            HEALTH CARE SERVICES (0.4%)
    91,074  CorVel Corp.*                                                                   3,873
                                                                                      -----------
            HEALTH CARE SUPPLIES (1.7%)
    40,600  Align Technology, Inc.*                                                         1,079
    42,500  Cynosure, Inc. "A"*                                                             1,119
    41,000  Haemonetics Corp.*                                                              3,350
   128,600  ICU Medical, Inc.*                                                              7,630
    64,588  Vascular Solutions, Inc.*                                                         973
    40,200  West Pharmaceutical Services, Inc.                                              2,166
                                                                                      -----------
                                                                                           16,317
                                                                                      -----------
            HEALTH CARE TECHNOLOGY (0.5%)
   268,000  Quality Systems, Inc.                                                           4,677
                                                                                      -----------
            LIFE SCIENCES TOOLS & SERVICES (3.5%)
    13,000  Bio-Rad Laboratories, Inc. "A"*                                                 1,317
   563,600  Bruker Corp.*                                                                   6,814
   291,400  Charles River Laboratories International, Inc.*                                10,875
   521,100  ICON plc ADR*                                                                  12,267
    87,500  Luminex Corp.*                                                                  1,407
    57,700  PAREXEL International Corp.*                                                    1,771
                                                                                      -----------
                                                                                           34,451
                                                                                      -----------
            MANAGED HEALTH CARE (1.3%)
   261,000  Health Net, Inc.*                                                               5,616
   132,000  Magellan Health Services, Inc.*                                                 6,620
                                                                                      -----------
                                                                                           12,236
                                                                                      -----------
            PHARMACEUTICALS (0.4%)
   363,323  Durect Corp.*                                                                     498
   181,700  Nektar Therapeutics*                                                            1,635
    48,859  Nupathe, Inc.*                                                                    178
   118,800  Optimer Pharmaceuticals, Inc.*                                                  1,133

================================================================================

5  | USAA Small Cap Stock Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
    43,600  Santarus, Inc.*                                                           $       398
                                                                                      -----------
                                                                                            3,842
                                                                                      -----------
            Total Health Care                                                             122,651
                                                                                      -----------
            INDUSTRIALS (22.4%)
            -------------------
            AEROSPACE & DEFENSE (1.4%)
    76,035  Cubic Corp.                                                                     3,710
    29,100  DigitalGlobe, Inc.*                                                               755
   599,000  Exelis, Inc.                                                                    6,625
   143,000  Spirit AeroSystems Holdings, Inc. "A"*                                          2,235
                                                                                      -----------
                                                                                           13,325
                                                                                      -----------
            AGRICULTURAL PRODUCTS (0.6%)
   369,000  Darling International, Inc.*                                                    6,100
                                                                                      -----------
            AIR FREIGHT & LOGISTICS (0.8%)
    74,000  Atlas Air Worldwide Holdings, Inc.*                                             4,069
   265,400  UTi Worldwide, Inc.                                                             3,687
                                                                                      -----------
                                                                                            7,756
                                                                                      -----------
            BUILDING PRODUCTS (0.2%)
    30,408  Lennox International, Inc.                                                      1,522
                                                                                      -----------
            COMMERCIAL PRINTING (0.1%)
    60,000  InnerWorkings, Inc.*                                                              865
                                                                                      -----------
            CONSTRUCTION & ENGINEERING (0.2%)
    36,143  Comfort Systems USA, Inc.                                                         394
    34,500  Furmanite Corp.*                                                                  174
    10,600  MasTec, Inc.*                                                                     239
    11,800  Primoris Services Corp.                                                           165
    81,330  Sterling Construction Co., Inc.*                                                  724
                                                                                      -----------
                                                                                            1,696
                                                                                      -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
    95,400  Douglas Dynamics, Inc.                                                          1,449
                                                                                      -----------
            DIVERSIFIED SUPPORT SERVICES (1.0%)
   215,400  G & K Services, Inc. "A"                                                        6,947
    54,400  Healthcare Services Group, Inc.                                                 1,300
    13,500  McGrath RentCorp                                                                  355
    61,500  Mobile Mini, Inc.*                                                              1,071
                                                                                      -----------
                                                                                            9,673
                                                                                      -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (1.7%)
    66,800  Acuity Brands, Inc.                                                             4,322
   340,890  Belden, Inc.                                                                   12,204
    21,500  II-VI, Inc.*                                                                      355
                                                                                      -----------
                                                                                           16,881
                                                                                      -----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.8%)
    60,240  ABM Industries, Inc.                                                            1,144
   193,100  Ceco Environmental Corp.                                                        1,709
   205,937  Standard Parking Corp.*                                                         4,706
                                                                                      -----------
                                                                                            7,559
                                                                                      -----------
            HEAVY ELECTRICAL EQUIPMENT (0.0%)
     9,800  Power Solutions International, Inc.*                                              141
                                                                                      -----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.6%)
    27,000  51job, Inc. ADR*                                                                1,270
   320,000  Korn/Ferry International*                                                       4,285
    25,900  TrueBlue, Inc.*                                                                   338
                                                                                      -----------
                                                                                            5,893
                                                                                      -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            INDUSTRIAL CONGLOMERATES (1.8%)
   315,500  Carlisle Companies, Inc.                                                  $    17,526
                                                                                      -----------
            INDUSTRIAL MACHINERY (4.6%)
   377,699  Albany International Corp. "A"                                                  8,298
   157,000  Crane Co.                                                                       6,591
   210,697  ESCO Technologies, Inc.                                                         7,889
   132,632  Flow International Corp.*                                                         440
   287,000  Harsco Corp.                                                                    5,737
    53,000  Kennametal, Inc.                                                                1,877
   230,500  Mueller Industries, Inc.                                                       10,096
    35,364  RBC Bearings, Inc.*                                                             1,756
    60,500  Tennant Co.                                                                     2,264
                                                                                      -----------
                                                                                           44,948
                                                                                      -----------
            MARINE (1.6%)
   256,605  Kirby Corp.*                                                                   14,749
    45,821  Matson, Inc.                                                                      974
                                                                                      -----------
                                                                                           15,723
                                                                                      -----------
            OFFICE SERVICES & SUPPLIES (1.6%)
   900,800  ACCO Brands Corp.*                                                              6,522
   318,920  United Stationers, Inc.                                                         9,255
                                                                                      -----------
                                                                                           15,777
                                                                                      -----------
            OIL & GAS EQUIPMENT & SERVICES (0.6%)
   527,000  McDermott International, Inc.*                                                  5,644
                                                                                      -----------
            RAILROADS (0.8%)
   103,300  Genesee & Wyoming, Inc. "A"*                                                    7,486
                                                                                      -----------
            RESEARCH & CONSULTING SERVICES (0.1%)
    15,000  Advisory Board Co.*                                                               712
     7,597  Exponent, Inc.*                                                                   418
                                                                                      -----------
                                                                                            1,130
                                                                                      -----------
            SECURITY & ALARM SERVICES (0.5%)
   182,000  Brink's Co.                                                                     4,789
                                                                                      -----------
            TRADING COMPANIES & DISTRIBUTORS (3.1%)
   507,000  AerCap Holdings NV*                                                             6,317
   308,000  Air Lease Corp.*                                                                6,412
   337,400  GATX Corp.                                                                     13,989
    54,163  Kaman Corp.                                                                     2,015
    64,100  Titan Machinery, Inc.*                                                          1,516
                                                                                      -----------
                                                                                           30,249
                                                                                      -----------
            TRUCKING (0.1%)
    44,399  Celadon Group, Inc.                                                               759
                                                                                      -----------
            Total Industrials                                                             216,891
                                                                                      -----------
            INFORMATION TECHNOLOGY (15.0%)
            ------------------------------
            APPLICATION SOFTWARE (3.0%)
    52,150  Aspen Technology, Inc.*                                                         1,292
    40,000  BroadSoft, Inc.*                                                                1,529
   180,000  Cadence Design Systems, Inc.*                                                   2,279
    93,300  ClickSoftware Technologies Ltd.                                                   699
   193,000  JDA Software Group, Inc.*                                                       7,361
   109,200  Monotype Imaging Holdings, Inc.                                                 1,672
   409,500  Parametric Technology Corp.*                                                    8,264
    46,000  PROS Holdings, Inc.*                                                              889
    51,300  Qlik Technologies, Inc.*                                                          944
     4,800  Solarwinds, Inc.*                                                                 243
   199,000  TiVo, Inc.*                                                                     2,020
     6,100  Tyler Technologies, Inc.*                                                         292

================================================================================

7  | USAA Small Cap Stock Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
    20,300  Ultimate Software Group, Inc.*                                            $     2,057
                                                                                      -----------
                                                                                           29,541
                                                                                      -----------
            COMMUNICATIONS EQUIPMENT (1.9%)
    49,900  Acme Packet, Inc.*                                                                825
   496,100  Finisar Corp.*                                                                  5,715
   630,000  JDS Uniphase Corp.*                                                             6,105
    47,786  Radware Ltd.*                                                                   1,567
   107,400  Riverbed Technology, Inc.*                                                      1,984
   272,000  ShoreTel, Inc.*                                                                 1,205
    83,800  Ubiquiti Networks, Inc.*                                                          989
                                                                                      -----------
                                                                                           18,390
                                                                                      -----------
            COMPUTER HARDWARE (0.8%)
   193,800  Diebold, Inc.                                                                   5,766
     7,400  Stratasys, Inc.*                                                                  493
   151,000  Super Micro Computer, Inc.*                                                     1,194
                                                                                      -----------
                                                                                            7,453
                                                                                      -----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
    10,900  Cardtronics, Inc.*                                                                309
   117,000  DST Systems, Inc.                                                               6,674
   110,595  Euronet Worldwide, Inc.*                                                        2,244
   162,681  Global Cash Access Holdings, Inc.*                                              1,147
    35,900  VeriFone Systems, Inc.*                                                         1,064
                                                                                      -----------
                                                                                           11,438
                                                                                      -----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (1.6%)
    76,600  Coherent, Inc.*                                                                 3,497
    36,500  FEI Co.                                                                         2,009
   133,400  MTS Systems Corp.                                                               6,725
    40,300  OSI Systems, Inc.*                                                              3,194
                                                                                      -----------
                                                                                           15,425
                                                                                      -----------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
    13,100  IPG Photonics Corp.*                                                              695
                                                                                      -----------
            INTERNET SOFTWARE & SERVICES (1.0%)
    53,600  Angie's List, Inc.*                                                               613
    52,400  Constant Contact, Inc.*                                                           647
    29,000  Dealertrack Holdings, Inc.*                                                       793
    13,000  Demandware, Inc.*                                                                 386
    33,849  E2open, Inc.*                                                                     592
    19,300  Liquidity Services, Inc.*                                                         796
    64,200  LivePerson, Inc.*                                                               1,007
   172,000  Perficient, Inc.*                                                               1,956
    66,500  SciQuest, Inc.*                                                                 1,009
    45,311  SPS Commerce, Inc.*                                                             1,642
                                                                                      -----------
                                                                                            9,441
                                                                                      -----------
            IT CONSULTING & OTHER SERVICES (1.1%)
    79,936  Forrester Research, Inc.                                                        2,313
   129,512  Maximus, Inc.                                                                   7,147
    48,300  Virtusa Corp.*                                                                    829
                                                                                      -----------
                                                                                           10,289
                                                                                      -----------
            OFFICE ELECTRONICS (0.5%)
   140,300  Zebra Technologies Corp. "A"*                                                   5,041
                                                                                      -----------
            SEMICONDUCTOR EQUIPMENT (1.1%)
    85,300  ATMI, Inc.*                                                                     1,685
    25,400  Nanometrics, Inc.*                                                                349
    63,484  Rudolph Technologies, Inc.*                                                       604
   575,000  Teradyne, Inc.*                                                                 8,406
                                                                                      -----------
                                                                                           11,044
                                                                                      -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            SEMICONDUCTORS (1.9%)
    69,011  Ceva, Inc.*                                                               $     1,045
   212,000  Entropic Communications, Inc.*                                                  1,020
 1,212,000  Lattice Semiconductor Corp.*                                                    4,703
    22,100  Mellanox Technologies Ltd.*                                                     1,701
   396,200  Microsemi Corp.*                                                                7,607
    47,500  Monolithic Power Systems, Inc.*                                                   923
    30,000  Silicon Laboratories, Inc.*                                                     1,213
    10,600  Skyworks Solutions, Inc.*                                                         248
                                                                                      -----------
                                                                                           18,460
                                                                                      -----------
            SYSTEMS SOFTWARE (0.8%)
    37,600  Allot Communications Ltd.*                                                        878
    28,300  Red Hat, Inc.*                                                                  1,392
    39,400  Sourcefire, Inc.*                                                               1,686
   260,600  Websense, Inc.*                                                                 3,445
                                                                                      -----------
                                                                                            7,401
                                                                                      -----------
            TECHNOLOGY DISTRIBUTORS (0.0%)
    28,670  Electro Rent Corp.                                                                451
                                                                                      -----------
            Total Information Technology                                                  145,069
                                                                                      -----------
            MATERIALS (5.4%)
            ----------------
            COMMODITY CHEMICALS (0.4%)
   110,800  Koppers Holdings, Inc.                                                          3,956
                                                                                      -----------
            DIVERSIFIED CHEMICALS (0.5%)
   130,810  Cabot Corp.                                                                     4,678
                                                                                      -----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
   294,000  Intrepid Potash, Inc.*                                                          6,389
                                                                                      -----------
            FOREST PRODUCTS (0.7%)
    99,300  Deltic Timber Corp.                                                             6,739
                                                                                      -----------
            METAL & GLASS CONTAINERS (1.1%)
   145,200  AptarGroup, Inc.                                                                7,446
    89,600  Greif, Inc. "A"                                                                 3,759
                                                                                      -----------
                                                                                           11,205
                                                                                      -----------
            PAPER PRODUCTS (0.3%)
    80,200  Schweitzer-Mauduit International, Inc.                                          2,809
                                                                                      -----------
            SPECIALTY CHEMICALS (1.7%)
   162,028  Innospec, Inc.*                                                                 5,246
    70,700  OM Group, Inc.*                                                                 1,430
    15,786  Quaker Chemical Corp.                                                             837
   101,900  Sensient Technologies Corp.                                                     3,707
   405,361  Zep, Inc.                                                                       5,809
                                                                                      -----------
                                                                                           17,029
                                                                                      -----------
            Total Materials                                                                52,805
                                                                                      -----------
            UTILITIES (2.2%)
            ----------------
            ELECTRIC UTILITIES (1.0%)
   120,400  UNS Energy Corp.                                                                5,134
   145,200  Weststar Energy, Inc.                                                           4,312
                                                                                      -----------
                                                                                            9,446
                                                                                      -----------
            GAS UTILITIES (1.2%)
   153,300  Atmos Energy Corp.                                                              5,514
    52,550  New Jersey Resources Corp.                                                      2,336

================================================================================

9  | USAA Small Cap Stock Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
    93,700  WGL Holdings, Inc.                                                        $     3,727
                                                                                      -----------
                                                                                           11,577
                                                                                      -----------
            Total Utilities                                                                21,023
                                                                                      -----------
            Total Common Stocks (cost: $804,247)                                          923,826
                                                                                      -----------
            MONEY MARKET INSTRUMENTS (4.4%)

            MONEY MARKET FUNDS (4.4%)
42,721,825  State Street Institutional Liquid Reserve Fund, 0.19% (a)(cost: $42,722)       42,722
                                                                                      -----------
            Total Money Market Instruments (cost: $42,722)                                 42,722
                                                                                      -----------
            TOTAL INVESTMENTS (COST: $846,969)                                        $   966,548
                                                                                      ===========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                        $      923,826    $        --     $         --     $     923,826
Money Market Instruments:
  Money Market Funds                           42,722             --               --            42,722
-------------------------------------------------------------------------------------------------------
Total                                  $      966,548    $        --     $         --     $     966,548
-------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through October 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment only through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

11  | USAA Small Cap Stock Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business

================================================================================

13  | USAA Small Cap Stock Fund

================================================================================

day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of October 31, 2012. However, a payable to Lehman Brothers, Inc. of $1,000 remains for unclaimed cash collateral and interest on prior lending of securities.

E. As of October 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2012, were $147,626,000 and $28,047,000, respectively, resulting in net unrealized appreciation of $119,579,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $968,855,000 at October 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.2% of net assets at October 31, 2012.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT     Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2012.
*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  14

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     12/19/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/19/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/19/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.